UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of registrant as specified in charter)

ONE LINCOLN STREET
BOSTON, MA 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service) Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111	Copy to: Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1.	Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments
March 31, 2017 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT — 12.8%
P-1, A-1+	Federal Farm Credit Bank (a)	0.691%	04/03/2017	10/03/2017	$21,200,000	$21,198,912
P-1, A-1+	Federal Farm Credit Bank (a)	0.609%	04/02/2017	03/02/2018	24,000,000	24,000,000
P-1, A-1+	Federal Home Loan Bank (a)	0.623%	04/17/2017	07/17/2017	25,000,000	25,000,000
P-1, A-1+	Federal Home Loan Bank (a)	0.680%	04/22/2017	01/22/2018	30,000,000	30,000,000
P-1, A-1+	Federal Home Loan Bank (a)	0.724%	04/09/2017	01/09/2018	37,400,000	37,400,000
P-1, A-1+	Federal Home Loan Bank (a)	0.837%	04/25/2017	01/25/2018	37,000,000	37,000,000
P-1, A-1+	Federal Home Loan Bank (a)	0.803%	04/19/2017	04/19/2017	14,600,000	14,599,964
P-1, A-1+	Federal Home Loan Bank (a)	0.654%	05/10/2017	02/09/2018	35,000,000	35,000,972
P-1, A-1+	Federal Home Loan Bank (a)	0.818%	04/18/2017	10/18/2017	41,000,000	41,000,000
P-1, A-1+	Federal Home Loan Bank (a)	0.833%	04/18/2017	01/18/2018	18,500,000	18,500,000
P-1, A-1+	Federal Home Loan Bank (a)	0.913%	04/17/2017	08/17/2017	50,300,000	50,300,000
P-1, A-1+	Federal Home Loan Bank (a)	0.647%	04/26/2017	01/26/2018	68,000,000	68,000,000
P-1, A-1+	Federal Home Loan Bank (a)	0.791%	04/11/2017	08/11/2017	13,000,000	13,000,000
P-1, A-1+	Federal Home Loan Bank (a)	0.700%	04/05/2017	01/05/2018	141,300,000	141,300,000
P-1, A-1+	Federal Home Loan Bank (a)	0.896%	04/16/2017	08/16/2017	21,500,000	21,500,000
P-1, A-1+	Federal Home Loan Bank (a)	0.565%	04/19/2017	04/19/2017	14,600,000	14,600,000
P-1, A-1+	Federal Home Loan Bank (a)	0.828%	04/03/2017	04/03/2018	56,300,000	56,300,000
P-1, A-1+	Federal Home Loan Bank (a)	0.831%	06/28/2017	03/28/2018	18,700,000	18,700,000
P-1, A-1+	Federal Home Loan Bank (a)	0.612%	04/27/2017	07/27/2017	23,000,000	22,991,876
P-1, A-1+	Federal Home Loan Bank (a)	0.612%	04/13/2017	07/13/2017	98,000,000	98,000,000
P-1, A-1+	Federal Home Loan Bank (a)	0.675%	04/06/2017	10/06/2017	42,500,000	42,500,000
P-1, A-1+	Federal Home Loan Bank (a)	0.808%	04/18/2017	04/18/2017	38,000,000	38,000,000
P-1, A-1+	Federal Home Loan Bank (a)	0.840%	06/13/2017	12/13/2017	63,600,000	63,600,000
P-1, A-1+	Federal Home Loan Bank (a)	0.898%	04/16/2017	08/16/2017	35,900,000	35,900,000
P-1, A-1+	Federal Home Loan Bank (a)	0.910%	04/17/2017	08/17/2017	21,500,000	21,500,000
P-1, A-1+	Federal Home Loan Bank (a)	0.618%	04/12/2017	07/12/2017	62,000,000	62,000,000
P-1, A-1+	Federal Home Loan Mortgage Corp. (a)	0.675%	04/11/2017	01/11/2018	69,700,000	69,700,000
P-1, A-1+	Federal Home Loan Mortgage Corp. (a)	0.733%	04/17/2017	04/17/2017	84,800,000	84,800,000
P-1, A-1+	Federal Home Loan Mortgage Corp. (a)	0.806%	06/22/2017	12/22/2017	88,000,000	88,000,000
P-1, A-1+	Federal National Mortgage Assoc. (a)	0.530%	05/01/2017	05/01/2017	75,000,000	74,966,875
TOTAL GOVERNMENT AGENCY DEBT						1,369,358,599
	TREASURY DEBT — 0.5%
P-1, A-1+	U.S. Treasury Note (a)	0.972%	04/04/2017	04/30/2018	52,000,000	52,093,355
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 51.5%
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by a U.S. Government Obligation, 3.500% due 07/01/2045, valued at $255,000,001); expected proceeds $250,017,292	0.830%	04/03/2017	04/03/2017	250,000,000	250,000,000
P-2, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by various U.S. Government Obligations, 2.150% - 3.500% due 09/01/2023 - 03/01/2047, valued at $327,420,001); expected proceeds $321,022,203	0.830%	04/03/2017	04/03/2017	321,000,000	321,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by various U.S. Government Obligations, 3.000% - 7.000% due 09/01/2021 - 03/20/2047, a U.S. Treasury Bill, 0.000% due 04/06/2017, U.S. Treasury Bonds, 6.125% - 9.125% due 05/15/2018 - 11/15/2027, and U.S. Treasury Notes, 0.625% - 3.375% due 06/30/2017 - 05/31/2022, valued at $459,000,000); expected proceeds $450,070,875	0.810%	04/07/2017	04/07/2017	$450,000,000	$450,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/27/2017 (collateralized by various U.S. Government Obligations, 3.000% - 4.000% due 05/20/2045 - 03/20/2047, valued at $153,000,000); expected proceeds $150,022,458	0.770%	04/03/2017	04/03/2017	150,000,000	150,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/28/2017 (collateralized by various U.S. Government Obligations, 3.500% - 4.000% due 01/20/2043 - 10/20/2046, valued at $153,000,000); expected proceeds $150,022,458	0.770%	04/04/2017	04/04/2017	150,000,000	150,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by various U.S. Government Obligations, 2.000% - 7.500% due 11/01/2019 - 04/01/2047, valued at $510,000,000); expected proceeds $500,076,806	0.790%	04/07/2017	04/07/2017	500,000,000	500,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by various U.S. Government Obligations, 3.000% - 4.500% due 05/01/2028 - 06/01/2046, valued at $357,623,221); expected proceeds $350,634,082	0.790%	04/03/2017	04/03/2017	350,611,000	350,611,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1+	Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/31/2017 (collateralized by various U.S. Government Obligations, 2.500% - 5.000% due 01/01/2027 - 10/01/2042, valued at $238,682,855); expected proceeds $234,015,210	0.780%	04/03/2017	04/03/2017	$234,000,000	$234,000,000
NR, A-1	Agreement with ING Financial Markets, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/28/2017 (collateralized by various U.S. Government Obligations, 2.500% - 6.500% due 12/01/2025 - 10/01/2045, valued at $255,000,158); expected proceeds $250,037,431	0.770%	04/04/2017	04/04/2017	250,000,000	250,000,000
NR, A-1	Agreement with ING Financial Markets, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/31/2017 (collateralized by various U.S. Government Obligations, 3.000% - 6.000% due 01/01/2026 - 01/01/2047, valued at $153,002,607); expected proceeds $150,009,875	0.790%	04/03/2017	04/03/2017	150,000,000	150,000,000
P-1, A-1	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/31/2017 (collateralized by various U.S. Government Obligations, 2.500% - 4.500% due 10/01/2025 - 03/01/2047, valued at $256,021,503); expected proceeds $251,017,152	0.820%	04/03/2017	04/03/2017	251,000,000	251,000,000
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/28/2017 (collateralized by various U.S. Government Obligations, 1.000% - 3.500% due 04/30/2018 - 03/20/2046, U.S. Treasury Bonds, 2.500% - 7.875% due 02/15/2021 - 02/15/2045, U.S. Treasury Inflation Index Bonds, 0.875% - 3.375% due 01/15/2025 - 02/15/2047, and a U.S. Treasury Inflation Index Note, 0.375% due 01/15/2027, and U.S. Treasury Notes, 1.250% - 2.125% due 08/31/2018 - 03/31/2024, valued at $612,000,000); expected proceeds $600,089,833	0.770%	04/04/2017	04/04/2017	600,000,000	600,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by various U.S. Government Obligations, 1.000% - 4.637% due 01/01/2018 - 01/01/2027, U.S. Treasury Bills, 0.000% due 04/27/2017 - 11/09/2017, U.S. Treasury Bonds, 2.250% - 6.125% due 08/15/2029 - 08/15/2046, U.S. Treasury Inflation Index Notes, 0.125% - 0.625% due 04/15/2020 - 07/15/2023, and U.S. Treasury Notes, 0.711% - 2.750% due 12/31/2017 - 11/15/2022, valued at $255,000,000); expected proceeds $250,038,403	0.790%	04/07/2017	04/07/2017	$250,000,000	$250,000,000
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by various U.S. Government Obligations, 2.528% - 6.000% due 11/01/2017 - 02/20/2047, a U.S. Treasury Bill, 0.000% due 04/27/2017, a Treasury Inflation Index Note, 0.625% due 01/15/2026, and U.S. Treasury Notes, 0.625% - 1.875% due 07/31/2017 - 03/31/2022, valued at $452,880,000); expected proceeds $444,029,600	0.800%	04/03/2017	04/03/2017	444,000,000	444,000,000
P-1, A-1+	Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by various U.S. Government Obligations, 2.500% - 5.000% due 07/01/2026 - 03/01/2047, valued at $451,890,877); expected proceeds $443,030,272	0.820%	04/03/2017	04/03/2017	443,000,000	443,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1+	Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by various U.S. Government Obligations, 3.500% due 12/01/2046 - 03/01/2047, valued at $714,048,195); expected proceeds $700,047,250	0.810%	04/03/2017	04/03/2017	$700,000,000	$700,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						5,493,611,000
	TREASURY REPURCHASE AGREEMENTS — 35.7%
P-2, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by a U.S. Treasury Bill, 0.000% due 04/27/2017, and a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2040, valued at $126,198,585); expected proceeds $123,731,733	0.750%	04/03/2017	04/03/2017	123,724,000	123,724,000
P-1, A-1	Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 01/13/2017 (collateralized by a U.S. Treasury Inflation Index Bond, 1.375% due 02/15/2044, U.S. Treasury Inflation Index Notes, 0.375% - 2.625% due 07/15/2017 - 07/15/2023, U.S. Treasury Notes, 0.750% - 1.750% due 02/28/2018 - 01/31/2023, and U.S. Treasury Strips, 0.000% due 05/15/2017 - 11/15/2026, valued at $127,500,000); expected proceeds $125,184,375	0.590%	04/13/2017	04/13/2017	125,000,000	125,000,000
P-1, A-1	Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by a U.S. Treasury Bond, 5.500% due 08/15/2028, a U.S. Treasury Note, 2.125% due 03/31/2024, and U.S. Treasury Strips, 0.000% due 11/15/2018 - 11/15/2026, valued at $30,600,000); expected proceeds $30,002,000	0.800%	04/03/2017	04/03/2017	30,000,000	30,000,000
P-1, A-1	Agreement with Calyon Financial Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by a U.S. Treasury Note, 2.250% due 12/31/2023, valued at $78,540,081); expected proceeds $77,005,262	0.820%	04/03/2017	04/03/2017	77,000,000	77,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by U.S. Treasury Notes, 1.000% - 1.750 due 03/15/2019 - 01/31/2023, valued at $194,820,062); expected proceeds $191,012,893	0.810%	04/03/2017	04/03/2017	$191,000,000	$191,000,000
NR, A-1+	Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by a U.S. Treasury Bond, 3.000% due 05/15/2042, U.S. Treasury Notes, 0.875% - 3.625% due 07/31/2019 - 08/15/2022, valued at $2,440,152,500); expected proceeds $2,440,152,500	0.750%	04/03/2017	04/03/2017	2,440,000,000	2,440,000,000
P-1, A-1	Agreement with Lloyds Bank PLC, dated 03/31/2017 (collateralized by a U.S. Treasury Bond, 6.000% due 02/15/2026, and U.S. Treasury Notes, 2.625% due 11/15/2020, valued at $515,789,175); expected proceeds $500,075,833	0.780%	04/07/2017	04/07/2017	500,000,000	500,000,000
P-1, A-1	Agreement with MUFG Securities, dated 03/29/2017 (collateralized by U.S. Treasury Notes, 1.375% - 1.875% due 08/31/2019 - 04/30/2022, valued at $76,376,012); expected proceeds $75,014,625	0.780%	04/07/2017	04/07/2017	75,000,000	75,000,000
P-1, A-1	Agreement with MUFG Securities, dated 03/29/2017 (collateralized by U.S. Treasury Notes, 1.625% - 2.250% due 01/31/2024 - 02/15/2026, valued at $102,121,464); expected proceeds $100,025,667 (b)	0.770%	04/10/2017	04/10/2017	100,000,000	100,000,000
P-1, A-1	Agreement with MUFG Securities, dated 03/31/2017 (collateralized by U.S. Treasury Bonds, 2.500% due 02/15/2046 - 05/15/2046, valued at $153,081,355); expected proceeds $150,009,875	0.790%	04/03/2017	04/03/2017	150,000,000	150,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS						3,811,724,000
TOTAL INVESTMENTS — 100.5%(c)(d)						10,726,786,954
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%						(55,633,231)
NET ASSETS — 100.0%						$10,671,153,723

*	Moody's rating, Standard & Poor's rating, respectively. (Unaudited)
(a)	Rate represents annualized yield at date of purchase.
(b)	Illiquid security. This security represents $100,000,000 or 0.9% of net assets as of March 31, 2017.

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying notes to schedule of investments).
(d)	Also represents the cost for federal tax purposes.

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Government Money Market Portfolio
Notes to Schedule of Investments
March 31, 2017 (Unaudited)

Security Valuation

The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the "Committee") and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

The Fund's securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Fund’s investments. The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;

•
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Fund had no transfers between levels for the period ended March 31, 2017.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments
March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 99.9%
ASSET BACKED COMMERCIAL PAPER — 11.7%
Alpine Securitization Ltd. 0.86%, 4/4/2017 (a)	$10,000,000	$9,999,079
Alpine Securitization Ltd. 1.05%, 5/18/2017 (a)	12,000,000	11,984,032
Alpine Securitization Ltd. 1.22%, 7/3/2017 (a)	13,000,000	12,960,896
Atlantic Asset Securitization LLC 1.19%, 6/19/2017 (a)	20,000,000	19,946,533
Collateralized Commercial Paper Co. LLC 1.17%, 5/19/2017 (a)	10,000,000	9,986,375
Collateralized Commercial Paper Co. LLC 1.29%, 10/26/2017 (a)	15,000,000	14,999,459
Collateralized Commercial Paper Co. LLC 1.30%, 7/6/2017 (a)	20,000,000	20,017,979
Kells Funding LLC 1.00%, 6/9/2017 (a)	15,000,000	14,969,754
Kells Funding LLC 1.12%, 6/23/2017 (a)	19,225,000	19,176,777
Kells Funding LLC 1.18%, 5/4/2017 (a)	10,000,000	10,003,253
Victory Receivables Corp 1.00%, 4/27/2017 (a)	10,000,000	9,991,503
		154,035,640

CERTIFICATES OF DEPOSIT — 45.4%
Bank of America NA 1.25%, 8/15/2017	12,000,000	11,999,562
Bank of Montreal 1.00%, 4/3/2017	10,000,000	10,000,070
Bank of Montreal 1.21%, 5/3/2017	15,000,000	15,005,483
Bank of Montreal 1.37%, 11/9/2017	12,000,000	12,015,686
Bank of Tokyo-Mitsubishi UFJ Ltd 1.10%, 5/11/2017	19,000,000	19,002,803
Bank of Tokyo-Mitsubishi UFJ Ltd 1.14%, 6/1/2017	10,000,000	10,002,254
Bank of Tokyo-Mitsubishi UFJ Ltd 1.14%, 6/22/2017	7,000,000	7,000,881
Barclays Bank PLC 1.46%, 6/1/2017	15,000,000	15,016,061
BNP Paribas 1.11%, 6/6/2017	13,000,000	13,002,302
Canadian Imperial Bank of Commerce 1.08%, 12/1/2017	15,000,000	15,003,956
Canadian Imperial Bank of Commerce 1.33%, 2/14/2018	15,000,000	15,012,942
Canadian Imperial Bank of Commerce 1.33%, 7/24/2017	9,000,000	9,005,277
Citibank NA 1.05%, 4/5/2017	15,000,000	15,000,448

See accompanying Notes to Schedule of Investments.

 State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
CERTIFICATES OF DEPOSIT - (continued)
DnB Bank ASA 0.86%, 4/4/2017	$30,000,000	$29,999,920
ING Bank NV 1.05%, 4/3/2017	15,000,000	15,000,000
ING Bank NV 1.37%, 5/3/2017	14,000,000	14,000,000
KBC Bank NV 0.88%, 4/5/2017	35,000,000	34,999,708
Lloyds Bank PLC 1.22%, 12/8/2017	20,000,000	20,009,809
Lloyds Bank PLC 1.39%, 7/17/2017	10,000,000	10,009,546
Norinchukin Bank 0.81%, 4/5/2017	10,000,000	9,999,874
Norinchukin Bank 1.11%, 6/19/2017	15,000,000	15,001,389
Norinchukin Bank 1.13%, 6/2/2017	20,000,000	20,003,773
Rabobank Nederland NV 1.34%, 4/3/2017	5,000,000	5,000,183
Royal Bank of Canada 1.27%, 8/4/2017	20,000,000	20,017,402
Royal Bank of Canada 1.34%, 4/4/2017	10,000,000	10,000,485
Skandinaviska Enskilda Banken AB 1.48%, 4/25/2017	10,000,000	10,003,688
Societe Generale 1.12%, 5/19/2017	20,000,000	20,003,992
Societe Generale SA 1.10%, 6/14/2017	15,000,000	15,001,983
Sumitomo Mitsui Banking Corp. 1.00%, 4/3/2017	10,000,000	10,000,117
Svenska Handelsbanken AB 1.28%, 8/15/2017	15,000,000	15,011,596
Svenska Handelsbanken AB 1.45%, 5/15/2017	10,000,000	10,006,308
Swedbank AB 0.88%, 4/4/2017	10,000,000	9,999,965
Swedbank AB 0.88%, 4/5/2017	27,000,000	26,999,880
Toronto-Dominion Bank 1.09%, 6/12/2017	15,000,000	15,001,562
Toronto-Dominion Bank 1.10%, 4/18/2017	20,000,000	20,002,497
Toronto-Dominion Bank 1.56%, 9/1/2017	8,000,000	8,014,687
UBS AG 1.05%, 6/21/2017	8,000,000	8,000,471
UBS AG 1.28%, 5/8/2017	20,000,000	20,008,992

See accompanying Notes to Schedule of Investments.

 State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
CERTIFICATES OF DEPOSIT - (continued)
UBS AG 1.43%, 8/21/2017	$20,000,000	$20,020,340
Wells Fargo Bank NA 1.32%, 8/10/2017	10,000,000	10,010,139
Wells Fargo Bank NA 1 month USD LIBOR + .500%, 1.44%, 4/18/2017 (b)	10,000,000	10,002,541
		599,198,572

FINANCIAL COMPANY COMMERCIAL PAPER — 22.0%
Australia & New Zealand Banking Group Ltd. 0.98%, 4/3/2017 (a)	22,000,000	21,998,469
Bank of Nova Scotia 1.11%, 12/1/2017 (a)	7,000,000	7,000,098
Bank of Nova Scotia 1.25%, 2/23/2018 (a)	11,000,000	10,999,630
Bank of Nova Scotia 1.27%, 8/4/2017 (a)	6,000,000	6,005,318
Bank of Nova Scotia 1.34%, 5/23/2017 (a)	15,000,000	15,007,241
BNP Paribas 0.91%, 4/6/2017 (a)	20,000,000	19,996,913
Caisse des Depots et Consignations 1.10%, 7/3/2017 (a)	15,000,000	14,957,073
Commonwealth Bank of Australia 1.28%, 8/17/2017 (a)	15,000,000	15,010,124
DBS Bank Ltd. 1.01%, 5/9/2017 (a)	15,000,000	14,985,294
DBS Bank Ltd. 1.04%, 4/10/2017 (a)	10,000,000	9,997,650
DBS Bank Ltd. 1.05%, 4/24/2017 (a)	10,000,000	9,994,153
DnB Bank ASA 1.06%, 5/30/2017 (a)	10,000,000	9,984,333
DnB Bank ASA 1.48%, 5/19/2017 (a)	7,500,000	7,504,874
HSBC Bank PLC 1.28%, 9/15/2017 (a)	15,000,000	15,006,885
National Australia Bank Ltd. 1.45%, 4/18/2017 (a)	7,000,000	7,001,919
Nordea Bank AB 1.02%, 5/1/2017 (a)	17,000,000	16,986,796
NRW.BANK 1.05%, 4/13/2017 (a)	12,000,000	11,996,260
Sumitomo Mitsui Banking Corp. 1.10%, 4/21/2017 (a)	15,000,000	14,992,073
Swedbank AB 1.02%, 6/7/2017 (a)	10,000,000	9,982,074
Wells Fargo Bank NA 1.26%, 5/8/2017 (a)	15,000,000	15,006,428
Wells Fargo Bank NA 1.42%, 6/29/2017 (a)	10,000,000	10,008,199

See accompanying Notes to Schedule of Investments.

 State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
Westpac Banking Corp. 1.33%, 2/16/2018 (a)	$17,000,000	$17,008,766
Westpac Banking Corp. 1.38%, 1/12/2018 (a)	9,000,000	9,014,233
		290,444,803

OTHER COMMERCIAL PAPER — 4.1%
Caisse des Depots et Consignations 0.99%, 5/24/2017 (a)	27,000,000	26,961,606
Erste Abwicklungsanstalt 1.12%, 5/26/2017 (a)	14,000,000	13,980,335
Toyota Motor Credit Corp. 1.20%, 6/7/2017 (a)	14,000,000	14,007,194
		54,949,135

OTHER NOTES — 7.0%
Bank of America NA 1.33%, 5/2/2017	15,000,000	14,999,886
Bank of America NA 1.37%, 5/17/2017	15,000,000	14,999,822
Credit Agricole Corporate & Investment Bank 0.80%, 4/3/2017	8,222,000	8,222,000
National Australia Bank Ltd. 0.79%, 4/3/2017	40,000,000	40,000,000
Toyota Motor Credit Corp. 3 month USD LIBOR + .250%, 1.34%, 12/5/2017 (b)	15,000,000	15,015,650
		93,237,358

GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 7.3%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by a U.S. Government Obligation, 3.500% due 02/20/2047, valued at $32,640,001); expected proceeds $32,002,213 0.83%, 4/3/2017	32,000,000	32,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by various U.S. Government Obligations, 3.000% - 4.000% due 03/01/2027 - 01/20/2047, valued at $32,640,000); expected proceeds $32,002,160 0.81%, 4/3/2017	32,000,000	32,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by various U.S. Government Obligations, 2.815% - 5.966% due 06/01/2020 - 05/20/2046, and a U.S. Treasury Note, 1.125% due 07/31/2021, valued at $32,640,000); expected proceeds $32,002,133 0.80%, 4/3/2017	32,000,000	32,000,000
		96,000,000

See accompanying Notes to Schedule of Investments.

 State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
TREASURY REPURCHASE AGREEMENT — 2.4%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2017 (collateralized by a U.S. Treasury Note, 2.125% due 03/31/2024, valued at $32,640,042); expected proceeds $32,002,160 0.81%, 4/3/2017	$32,000,000	$32,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,319,565,895)		1,319,865,508

TOTAL INVESTMENTS — 99.9% (Cost $1,319,565,895)		1,319,865,508
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		764,987

NET ASSETS — 100.0%		$1,320,630,495

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2017.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments
Asset Backed Commercial Paper	$—	$154,035,640	$—	$154,035,640
Certificates of Deposit	—	599,198,572	—	599,198,572
Financial Company Commercial Paper	—	290,444,803	—	290,444,803
Other Commercial Paper	—	54,949,135	—	54,949,135
Other Notes	—	93,237,358	—	93,237,358
Government Agency Repurchase Agreements	—	96,000,000	—	96,000,000
Treasury Repurchase Agreement	—	32,000,000	—	32,000,000
TOTAL INVESTMENTS	$—	$1,319,865,508	$—	$1,319,865,508

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Schedule of Investments
March 31, 2017 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Fund's investments by major category are as follows:

•
Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•
Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated bid prices.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Fund’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;

•
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Schedule of Investments – (continued)
March 31, 2017 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2017, is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Fund had no transfers between levels for the period ended March 31, 2017.

Aggregate Unrealized Appreciation and Depreciation
As of March 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator Securities Lending Portfolio I	$1,319,565,895	$307,652	$8,039	$299,613

Item 2.	Controls and Procedures.

(a)        The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	May 23, 2017

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer and Principal Financial Officer

Date:	May 23, 2017